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US Legal Services

J. Neil McMurdie

Senior Counsel

(860) 580-2824

Fax: (860) 580-4844

neil.mcmurdie@us.ing.com

February 11, 2011

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:      ING Life Insurance and Annuity Company and its Variable Annuity Account C
Post-Effective No. 1 to Registration Statement on Form N-4
Prospectus Title: Multiple Sponsored Retirement Options II

            File Nos.:  333-167680 and 811-02513

Ladies and Gentlemen:

On behalf of ING Life Insurance and Annuity Company (the "Company") and its Variable Annuity Account C ("the Separate Account") and under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), we are submitting for filing under Rule 485(a) of the 1933 Act, Post-Effective Amendment No. 1 to the Registration Statement on Form N-4.  This filing describes a group variable annuity contract to be offered primarily in connection with 401(a), 401(k), 403(b), 457(b), Roth 401(k), Roth 403(b) and Roth 457(b) plans (the "Contract").

The purpose of this filing pursuant to Rule 485(a) of the 1933 Act is to add disclosure of a loan initiation fee that may be assessed under certain contracts and supporting disclosures.  Additionally, other non-material changes and/or updates have been made, including the addition of disclosures to extend contract availability to Roth 457(b) retirement plans and to describe in-plan Roth rollover opportunities.

It is proposed that this Registration Statement become effective on April 29, 2011. We have "marked" the differences between this Registration Statement and a registration statement filed under Rule 485(b) on December 16, 2010 and declared effective on December 17, 2010, by the Company and the Account (Accession No. 0000103007-10-000173). It would be appreciated if you could comment as soon as possible so that we might incorporate any such comments in an early-April post-effective amendment to be filed pursuant to Rule 485(b) under the 1933 Act and so the comments can also be incorporated into a post-effective amendment for another registration statement (333-01107) that is based on the same template for which we are seeking Rule 485(b)(1)(vii) relief . At that time we will include financial statements, exhibits and other required and updated disclosures and designate April 29, 2011, as the new effective date.

Windsor Site One Orange Way, C1S Windsor, CT 06095-4774	ING North America Insurance Corporation

A copy of this Registration Statement marked against the registration statement filed on and accepted by the SEC on December 16, 2010 and declared effective on December 17, 2010, (Accession No. 0000103007-10-000173) is being sent to you under separate cover.

If you have any questions, please call me at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie